Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit/(loss) for the year	$ 148,264	$ 634,087	$ (210,948)
Adjustments:
Depreciation and amortization	72,415	93,437	90,939
Financing expenses, net	37,439	68,313	26,972
Share in profit of OPC's equity-accounted investees, net	(151,599)	(44,825)	(65,566)
(Gain)/loss for the year from divestment of ZIM	0	(581,315)	266,906
Gain on loss of control in the CPV Renewable	0	(69,307)	0
Share-based payments	43,285	9,697	(1,547)
Other expenses, net	4,177	15,056	4,461
Income taxes	28,244	40,552	25,199
Total adjustments	182,225	165,695	136,416
Change in trade and other receivables	(67,455)	(17,013)	(2,932)
Change in trade and other payables	74,040	4,742	(9,514)
Cash generated from operating activities	188,810	153,424	123,970
- ZIM	0	66,266	151,048
- OPC’s equity-accounted investees	100,359	63,587	3,624
Income taxes paid, net	(5,376)	(18,196)	(1,854)
Net cash provided by operating activities	283,793	265,081	276,788
Cash flows from investing activities
Short-term deposits and restricted cash, net	(41)	(2,211)	49,827
Short-term collaterals deposits, net	0	3,570	29,864
Investment in long-term deposits, net	(145,298)	0	154
Investments in equity-accounted investees, less cash acquired	(291,823)	(201,156)	(7,619)
Acquisition of subsidiary, less cash acquired	(58,267)	0	(327,108)
Acquisition of property, plant and equipment, intangible assets and payment of long-term advance deposits and prepaid expenses	(116,406)	(340,667)	(332,117)
Proceeds from sales of interest in ZIM	0	500,995	0
Proceeds from gain on loss of control in the CPV Renewable	11,523	35,692	0
Proceeds from distribution from equity-accounted investees	45,288	25,512	3,000
Proceeds from sale of subsidiary, net of cash disposed off	0	2,625	2,000
Proceeds From Sale Of Subsidiary Without Loss Of Control	103,603	0	0
Proceeds from sale of other investments	41,126	82,496	193,698
Purchase of other investments	0	0	(50,000)
Long-term loan to an associate	0	0	(23,950)
Interest received	44,050	27,584	27,968
Proceeds from transactions in derivatives, net	4,299	1,412	2,047
Net cash (used in)/provided by investing activities	(361,946)	135,852	(432,236)
Cash flows from financing activities
Repayment of long-term loans, debentures and lease liabilities	(202,457)	(531,055)	(167,769)
Proceeds from/(repayment of) short-term credit from banks and others, net	4,138	(55,273)	62,187
Proceeds from Veridis transaction	0	0	129,181
Proceeds from issuance of share capital by a subsidiary to non-controlling interests, net of issuance expenses	524,548	99,064	0
Investments from holders of non-controlling interests in equity of subsidiary	0	48,724	63,878
Tax Equity Investment	0	40,863	82,405
Receipt of long-term loans, net	352,839	532,019	371,939
Proceeds from derivative financial instruments, net	5,251	2,105	2,385
Repurchase of own shares	(9,606)	(10,715)	(28,130)
Cash distribution and dividends paid	(267,940)	(200,551)	(150,362)
Proceeds from issuance of debentures, less issuance expenses	151,772	52,349	0
Interest paid	(52,787)	(61,615)	(41,135)
Net cash provided by/(used in) financing activities	505,758	(84,085)	324,579
Increase in cash and cash equivalents	427,605	316,848	169,131
Cash and cash equivalents at beginning of the year	1,015,851	696,838	535,171
Effect of exchange rate fluctuations on balances of cash and cash equivalents	34,883	2,165	(7,464)
Cash and cash equivalents at end of the year	$ 1,478,339	$ 1,015,851	$ 696,838